UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.9%
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 3.9%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$428,838
AT&T Inc., Senior Notes	4.300%	2/15/30	1,010,000	973,466	(a)
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	955,670
AT&T Inc., Senior Notes	6.350%	3/15/40	100,000	110,301
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	8,954
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	568,416
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	453,508
AT&T Inc., Senior Notes	4.500%	3/9/48	60,000	52,556
AT&T Inc., Senior Notes	4.500%	3/9/48	806,000	705,996	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.514%	6/12/24	1,760,000	1,769,283	(b)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	362,925
Deutsche Telekom International Finance BV, Senior Notes	2.485%	9/19/23	2,230,000	2,106,123	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	310,000	400,457
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	460,000	479,550
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	260,000	276,900
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,340,000	1,309,850	(a)
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	1,320,000	1,271,134
Telefonica Emisiones SAU, Senior Notes	4.665%	3/6/38	230,000	216,757
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	500,000	490,970
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	1,305,916	1,315,552	(a)
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	3,840,000	3,670,465
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	171,127
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,120,000	1,069,354

Total Diversified Telecommunication Services				19,168,152

Media - 3.0%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	70,000	86,474
21st Century Fox America Inc., Senior Notes	6.400%	12/15/35	90,000	115,024
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	160,000	212,161
21st Century Fox America Inc., Senior Notes	5.400%	10/1/43	690,000	810,406
21st Century Fox America Inc., Senior Notes	4.950%	10/15/45	30,000	33,424
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,230,000	1,168,500	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	3.750%	2/15/28	1,070,000	987,211

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	$38,342
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	490,000	465,923
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,830,000	1,837,603
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	645,116
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,313,563
Comcast Corp., Senior Notes	3.150%	2/15/28	1,690,000	1,568,994
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	96,449
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	178,941
Comcast Corp., Senior Notes	4.000%	3/1/48	40,000	35,990
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	217,469
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	663,532
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,183,038
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,132,756
UBM PLC, Senior Notes	5.750%	11/3/20	745,000	755,975	(a)
Warner Media LLC, Senior Notes	3.800%	2/15/27	830,000	795,348

Total Media				14,342,239

Wireless Telecommunication Services - 2.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,945,000	3,940,069	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	500,000	493,574
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	409,762
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	5,420,000	5,462,084

Total Wireless Telecommunication Services				10,305,489

TOTAL COMMUNICATION SERVICES				43,815,880

CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	620,000	622,709	(a)

Automobiles - 1.1%
Ford Motor Co., Senior Notes	9.215%	9/15/21	1,335,000	1,522,514
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	160,000	169,080
General Motors Co., Senior Notes	4.875%	10/2/23	770,000	789,225

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	$491,689
General Motors Co., Senior Notes	6.750%	4/1/46	700,000	760,130
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,380,000	1,405,431
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	49,216

Total Automobiles				5,187,285

Diversified Consumer Services - 0.3%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,380,000	1,479,360	(a)

Hotels, Restaurants & Leisure - 1.1%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	840,000	857,808
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.750%	6/1/28	360,000	372,150
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	684,777
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	650,681
McDonald’s Corp., Senior Notes	4.450%	9/1/48	1,100,000	1,082,973
Sands China Ltd., Senior Notes	4.600%	8/8/23	610,000	611,402	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	850,000	849,301	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	410,000	409,036	(a)

Total Hotels, Restaurants & Leisure				5,518,128

Household Durables - 0.6%
Lennar Corp., Senior Notes	4.500%	4/30/24	490,000	481,033
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,040,000	1,023,932
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,340,000	1,275,694

Total Household Durables				2,780,659

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	860,000	825,592
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	707,253

Total Internet & Direct Marketing Retail				1,532,845

Multiline Retail - 0.7%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	1,970,000	1,946,157
Dollar Tree Inc., Senior Notes	4.200%	5/15/28	1,420,000	1,381,910

Total Multiline Retail				3,328,067

Specialty Retail - 0.3%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	538,294
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	19,798
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	951,894

Total Specialty Retail				1,509,986

Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc., Senior Notes	3.000%	7/15/22	480,000	463,121

TOTAL CONSUMER DISCRETIONARY				22,422,160

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 4.2%
Beverages - 2.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	340,000	$330,692
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	5,400,000	5,350,173
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	100,000	98,761
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,820,000	2,742,539
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	152,432
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	56,149
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	590,000	536,189
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	363,646

Total Beverages				9,630,581

Food & Staples Retailing - 0.4%
Kroger Co., Senior Notes	2.650%	10/15/26	690,000	616,745
Kroger Co., Senior Notes	3.700%	8/1/27	280,000	268,731
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	833,353

Total Food & Staples Retailing				1,718,829

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	80,000	79,461
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	20,000	20,078
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	70,000	64,004
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	50,000	60,484	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	229,938
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	690,000	676,883
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	512,757	(a)

Total Food Products				1,643,605

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	3.500%	10/25/47	400,000	372,550

Tobacco - 1.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,517,224
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	459,881
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	55,790
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	175,361
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,300,000	1,212,884	(a)
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	640,000	771,708

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,457,000	$1,507,439
Reynolds American Inc., Senior Notes	8.125%	5/1/40	960,000	1,263,720

Total Tobacco				6,964,007

TOTAL CONSUMER STAPLES				20,329,572

ENERGY - 13.0%
Energy Equipment & Services - 1.2%
ENSCO International Inc., Senior Notes	7.200%	11/15/27	320,000	301,600
Ensco PLC, Senior Notes	5.200%	3/15/25	460,000	401,925
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	418,934
Halliburton Co., Senior Notes	5.000%	11/15/45	670,000	718,226
Petrofac Ltd., Senior Notes	3.400%	10/10/18	4,210,000	4,209,927	(a)

Total Energy Equipment & Services				6,050,612

Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	480,000	462,654
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,280,000	1,360,214
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,860,000	2,128,292
Anadarko Petroleum Corp., Senior Notes	7.950%	6/15/39	220,000	286,601
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	700,000	826,002
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	228,222
Apache Corp., Senior Notes	4.750%	4/15/43	1,170,000	1,109,356
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	470,000	461,433
BP Capital Markets PLC, Senior Notes	3.119%	5/4/26	1,120,000	1,069,041
Cenovus Energy Inc., Senior Notes	5.250%	6/15/37	270,000	267,773
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	550,000	555,420
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	240,000	229,687
Concho Resources Inc., Senior Notes	3.750%	10/1/27	250,000	239,073
Concho Resources Inc., Senior Notes	4.300%	8/15/28	650,000	648,659
Continental Resources Inc., Senior Notes	4.375%	1/15/28	980,000	974,514
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,070,000	1,052,087
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	159,593
Devon Energy Corp., Senior Notes	5.000%	6/15/45	590,000	583,298
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	870,000	858,666
Dominion Energy Inc., Senior Notes	2.850%	8/15/26	830,000	756,977
Ecopetrol SA, Senior Notes	5.375%	6/26/26	820,000	847,675
Ecopetrol SA, Senior Notes	5.875%	5/28/45	929,000	922,265
Energy Transfer Partners LP, Senior Notes	4.200%	9/15/23	1,780,000	1,796,090
Energy Transfer Partners LP, Senior Notes	6.625%	10/15/36	60,000	67,139
Energy Transfer Partners LP, Senior Notes	5.800%	6/15/38	120,000	125,013
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	930,000	879,035

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	1,940,000	$1,804,444	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	932,012
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	569,074
Hess Corp., Senior Notes	7.875%	10/1/29	107,000	129,593
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,300,000	1,325,090	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	220,000	231,568	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,206,000	1,359,666
Kerr-McGee Corp., Senior Notes	7.125%	10/15/27	550,000	611,127
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	240,000	299,565
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	367,266
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	280,058
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	790,000	782,570	(a)
MPLX LP, Senior Notes	4.500%	4/15/38	1,330,000	1,257,498
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	120,000	119,850	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,350,000	1,277,613
Noble Energy Inc., Senior Notes	6.000%	3/1/41	170,000	182,468
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	188,050
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	1,948,875
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,020,000	998,225
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	630,000	599,198
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	635,239
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	61,178
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	440,000	427,443
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,110,000	1,126,262
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	980,000	1,036,252
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	960,000	983,040
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	2,051,000	2,047,924
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	285,375
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	199,645
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,592,635
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	997,753
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.125%	11/15/19	950,000	951,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	680,000	667,250
Tennessee Gas Pipeline Co., LLC, Senior Notes	7.000%	3/15/27	820,000	952,560

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,565,000	$1,908,990
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,601,742
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,720,000	1,688,631
Western Gas Partners LP, Senior Notes	4.750%	8/15/28	1,590,000	1,562,471
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	1,034,000	1,149,890
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,020,000	1,037,553
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,070,000	1,304,023
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	842,371
YPF SA, Senior Notes	8.500%	3/23/21	360,000	364,050	(a)

Total Oil, Gas & Consumable Fuels				57,582,054

TOTAL ENERGY				63,632,666

FINANCIALS - 24.0%
Banks - 17.4%
Banco Mercantil del Norte SA, Junior
Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,200,000	1,218,012	(a)(b)(c)
Banco Mercantil del Norte SA, Junior
Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000	201,052	(a)(b)(c)
Banco Santander SA, Senior Notes	3.800%	2/23/28	1,200,000	1,092,366
Banco Santander SA, Senior Notes	4.379%	4/12/28	2,600,000	2,470,744
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	540,000	533,925	(b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	160,144
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,338,000	1,299,205	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	305,000	286,604	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	690,000	682,493	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	850,000	811,298	(b)
Bank of America Corp., Senior Notes (3.705% to 4/24/27 then 3 mo. USD LIBOR + 1.512%)	3.705%	4/24/28	1,090,000	1,050,355	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,600,000	1,599,977	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	$89,693	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	512,783
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,900,000	2,869,668
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	470,000	460,808	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,590,000	2,812,416
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year Swap Rate + 4.842%)	7.750%	9/15/23	1,210,000	1,216,050	(b)(c)
Barclays PLC, Senior Notes (4.338% to 5/16/23 then 3 mo. USD LIBOR + 1.356%)	4.338%	5/16/24	1,370,000	1,354,812	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	970,000	956,935	(b)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	770,000	703,588	(a)(b)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year Swap Rate + 3.980%)	7.000%	8/16/28	810,000	817,492	(a)(b)(c)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	2,210,000	2,157,786	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	1,010,000	993,112	(a)
BPCE SA, Senior Notes	3.000%	5/22/22	1,780,000	1,722,358	(a)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	309,838
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,787,000	4,034,820
Citigroup Inc., Senior Notes	4.650%	7/23/48	990,000	1,005,270
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	420,000	423,439
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,490,000	2,408,542
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	70,965
Cooperatieve Rabobank U.A., Senior Notes	4.625%	12/1/23	3,757,000	3,818,627
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	320,000	352,796	(a)(b)(c)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	460,000	459,398	(a)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	430,000	399,810	(a)(b)
HSBC Bank USA N.A., Subordinated Notes	4.875%	8/24/20	1,340,000	1,374,737
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,410,000	1,356,067	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,150,000	$1,147,125	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,380,000	1,333,425	(b)(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	1,080,000	1,041,512	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	760,000	760,899	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,000,000	930,020	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	1,080,000	923,337	(a)
Intesa Sanpaolo SpA, Senior Notes	4.375%	1/12/48	2,010,000	1,528,642	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,110,000	2,809,817	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,440,000	3,133,855	(a)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	730,000	678,900	(a)(b)(c)
JPMorgan Chase & Co., Senior Notes	3.625%	12/1/27	700,000	661,445
JPMorgan Chase & Co., Senior Notes (4.005% to 04/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	2,100,000	2,066,856	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	329,412	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	974,175	(b)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	160,000	182,448
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	660,000	693,670
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	410,000	423,838	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,780,000	1,734,404
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	900,000	879,598
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	740,000	679,127	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	925,000	1,024,126
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,055,184	(a)
Nordea Bank AB, Subordinated Notes	4.250%	9/21/22	1,790,000	1,802,197	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,020,062	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	1,160,000	$1,160,256	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	640,000	637,274	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,440,000	1,492,943	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,660,000	1,676,021	(a)
UBS AG, Senior Notes	4.500%	6/26/48	430,000	446,397	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	840,000	833,224	(a)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	74,314
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	614,741	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	1,808,707
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	500,000	487,767
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,260,000	1,279,434
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,620,000	1,617,529

Total Banks				85,030,666

Capital Markets - 3.4%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	540,000	544,283
CME Group Inc., Senior Notes	3.750%	6/15/28	650,000	650,755
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year Swap Rate + 3.455%)	6.250%	12/18/24	590,000	583,363	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	950,000	955,937	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year Swap Rate + 4.600%)	7.500%	7/17/23	1,360,000	1,402,500	(a)(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,652,971
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	96,341
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	920,000	937,936
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,460,000	1,394,357	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,120,715
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,270,000	1,298,966
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	1,070,000	1,059,326
Intercontinental Exchange Inc., Senior Notes	4.250%	9/21/48	1,010,000	998,884

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,970,000	$1,960,127	(a)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	3.563%	5/8/24	380,000	386,424	(b)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	340,000	346,441
Societe Generale SA, Junior Subordinated Notes (6.750% to 4/6/28 then USD 5 year Swap Rate + 3.929%)	6.750%	4/6/28	1,240,000	1,158,470	(a)(b)(c)

Total Capital Markets				16,547,796

Consumer Finance - 0.3%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	470,000	464,289
Nationwide Building Society, Senior Notes (3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	820,000	816,589	(a)(b)

Total Consumer Finance				1,280,878

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	840,000	864,610
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	690,000	693,531	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	620,000	613,996	(a)
High Street Funding Trust I, Senior Notes	4.111%	2/15/28	1,340,000	1,310,252	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	300,000	341,207

Total Diversified Financial Services				3,823,596

Insurance - 2.1%
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	513,200
Berkshire Hathaway Finance Corp., Senior Notes	4.200%	8/15/48	2,930,000	2,917,754
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	180,000	149,501
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	1,070,000	1,130,216
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	806,922	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	821,483	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	113,444
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	2,030,000	1,865,164	(a)
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	690,000	689,235	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	489,762	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	778,003	(a)

Total Insurance				10,274,684

TOTAL FINANCIALS				116,957,620

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 11.1%
Biotechnology - 0.8%
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	$290,073
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	340,118
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	336,776
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	369,222
Celgene Corp., Senior Notes	3.625%	5/15/24	510,000	503,505
Celgene Corp., Senior Notes	3.875%	8/15/25	490,000	483,437
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	890,000	894,234
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	289,559
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	195,790
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	89,619
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	258,281

Total Biotechnology				4,050,614

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	757,898
Abbott Laboratories, Senior Notes	4.900%	11/30/46	150,000	163,543
Becton Dickinson & Co., Senior Notes	3.700%	6/6/27	1,680,000	1,609,419
Becton Dickinson & Co., Senior Notes	4.875%	5/15/44	180,000	175,968
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	490,000	484,948
Becton Dickinson & Co., Senior Notes (3 mo. USD LIBOR + 0.875%)	3.261%	12/29/20	1,735,000	1,737,679	(b)
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	327,655

Total Health Care Equipment & Supplies				5,257,110

Health Care Providers & Services - 5.9%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	1,045,529
AmerisourceBergen Corp., Senior Notes	3.450%	12/15/27	640,000	598,352
Anthem Inc., Senior Notes	3.650%	12/1/27	570,000	542,535
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	592,089
Anthem Inc., Senior Notes	4.375%	12/1/47	620,000	590,346
Anthem Inc., Senior Notes	4.550%	3/1/48	900,000	873,678
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	1,521,000	1,593,248	(b)(d)(e)
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	810,000	748,951
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	90,418
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,003,170
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,690,000	1,687,853
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,558,000	3,536,911
CVS Health Corp., Senior Notes	4.780%	3/25/38	630,000	628,956
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	701,610

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	5.050%	3/25/48	2,290,000	$2,351,293
Halfmoon Parent Inc., Senior Secured Notes	4.125%	11/15/25	1,150,000	1,148,478	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.375%	10/15/28	1,250,000	1,248,870	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.800%	8/15/38	1,250,000	1,257,440	(a)
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,360,000	1,382,100
Humana Inc., Senior Notes	2.900%	12/15/22	430,000	417,033
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	467,833
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	423,399
Humana Inc., Senior Notes	4.950%	10/1/44	890,000	927,596
Humana Inc., Senior Notes	4.800%	3/15/47	260,000	266,207
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	920,000	921,142
Magellan Health Inc., Senior Notes	4.400%	9/22/24	1,600,000	1,547,966
Medtronic Global Holdings S.C.A., Senior Notes	3.350%	4/1/27	720,000	703,728
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,164,256
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	375,440

Total Health Care Providers & Services				28,836,427

Pharmaceuticals - 3.3%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	540,000	536,813
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	320,000	313,801
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	1,300,000	1,268,135
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	257,705
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,150,000	1,242,000	(a)
Elanco Animal Health Inc., Senior Notes	3.912%	8/27/21	950,000	951,542	(a)
Johnson & Johnson, Senior Notes	2.900%	1/15/28	960,000	911,712
Johnson & Johnson, Senior Notes	3.700%	3/1/46	800,000	763,150
Johnson & Johnson, Senior Notes	3.500%	1/15/48	420,000	385,843
Mylan Inc., Senior Notes	4.550%	4/15/28	510,000	496,740	(a)
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,830,000	1,758,787
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	216,405
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	455,577
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,060,000	985,267
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	800,000	775,450
Teva Pharmaceutical Finance IV LLC, Senior Notes	2.250%	3/18/20	100,000	97,075

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	4,110,000	$3,864,747
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	733,000	653,410

Total Pharmaceuticals				15,934,159

TOTAL HEALTH CARE				54,078,310

INDUSTRIALS - 5.5%
Aerospace & Defense - 1.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	760,000	770,093	(a)
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	953,634
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	535,287
L3 Technologies Inc., Senior Notes	4.400%	6/15/28	960,000	959,064
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,090,000	1,026,439
United Technologies Corp., Senior Notes	4.125%	11/16/28	1,710,000	1,701,805
United Technologies Corp., Senior Notes	4.625%	11/16/48	420,000	424,042

Total Aerospace & Defense				6,370,364

Air Freight & Logistics - 0.2%
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	900,000	861,916

Airlines - 0.4%
American Airlines Group Inc. Pass-Through-Trust, 2014-1, B, Secured Bonds	4.375%	10/1/22	578,927	575,222	(d)
American Airlines Group Inc. Pass-Through-Trust, 2015-1, B, Secured Bonds	3.700%	5/1/23	288,938	283,781
Continental Airlines Pass Through Trust 1999-2, Class A-1, Senior Secured Notes	7.256%	3/15/20	179,685	184,851
United Airlines 2013-1 Class B Pass-Through Trust, Secured Notes	5.375%	8/15/21	468,474	481,471
United Airlines 2014-2 Class B Pass Through Trust, Secured Notes	4.625%	9/3/22	373,671	375,617

Total Airlines				1,900,942

Commercial Services & Supplies - 1.0%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	175,740
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	234,163
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,380,000	2,274,164
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	356,003
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,316,079
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	398,395

Total Commercial Services & Supplies				4,754,544

Electrical Equipment - 0.4%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	1,905,937

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 1.3%
General Electric Co., Senior Notes	6.750%	3/15/32	5,000	$6,055
General Electric Co., Senior Notes	6.150%	8/7/37	1,160,000	1,330,949
General Electric Co., Senior Notes	5.875%	1/14/38	440,000	492,028
General Electric Co., Senior Notes	6.875%	1/10/39	3,546,000	4,436,929

Total Industrial Conglomerates				6,265,961

Machinery - 0.0%
Wabtec Corp., Senior Notes	4.150%	3/15/24	230,000	228,658

Professional Services - 0.1%
IHS Markit Ltd., Senior Notes	4.125%	8/1/23	400,000	399,732

Road & Rail - 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	665,399
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	494,081
Union Pacific Corp., Senior Notes	4.375%	9/10/38	690,000	704,060
Union Pacific Corp., Senior Notes	4.500%	9/10/48	640,000	655,412
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	232,497

Total Road & Rail				2,751,449

Transportation Infrastructure - 0.3%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,292,999	(a)

TOTAL INDUSTRIALS				26,732,502

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.3%
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,133,359
Harris Corp., Senior Notes	4.854%	4/27/35	500,000	514,573

Total Communications Equipment				1,647,932

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices Inc., Senior Notes	2.500%	12/5/21	880,000	847,398
Analog Devices Inc., Senior Notes	3.125%	12/5/23	1,710,000	1,655,452
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	470,000	443,249
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	1,310,000	1,234,179

Total Semiconductors & Semiconductor Equipment				4,180,278

Software - 1.3%
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	127,646
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	1,738,669
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,700,000	2,794,265
salesforce.com Inc., Senior Notes	3.700%	4/11/28	1,750,000	1,737,098

Total Software				6,397,678

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 1.1%
Apple Inc., Senior Notes	2.450%	8/4/26	1,670,000	$1,541,678
Apple Inc., Senior Notes	3.350%	2/9/27	1,330,000	1,302,442
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,420,000	2,426,511	(a)

Total Technology Hardware, Storage & Peripherals				5,270,631

TOTAL INFORMATION TECHNOLOGY				17,496,519

MATERIALS - 4.9%
Chemicals - 0.3%
Syngenta Finance NV, Senior Notes	4.892%	4/24/25	750,000	737,210	(a)
Syngenta Finance NV, Senior Notes	5.676%	4/24/48	1,020,000	919,892	(a)

Total Chemicals				1,657,102

Metals & Mining - 4.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	680,000	722,500	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	300,000	323,625	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	1,840,000	1,817,875	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	870,000	829,164	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	450,000	415,374	(a)
ArcelorMittal, Senior Notes	5.125%	6/1/20	250,000	256,132
ArcelorMittal, Senior Notes	6.125%	6/1/25	180,000	195,835
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	580,000	629,321
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	703,918
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	600,000	667,537
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	220,000	241,725	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	2,090,000	2,070,406	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	191,625	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,160,000	2,311,200
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,770,000	1,784,103	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	530,000	529,910	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,343,174	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,370,000	1,288,186	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	200,000	185,919	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Senior Secured Notes	7.125%	11/1/22	1,380,000	1,414,500	(a)
Schaeffler Finance BV, Senior Secured Notes	4.750%	5/15/23	370,000	373,700	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	456,482
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	557,000	649,573

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	2,070,000	$2,043,142
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	870,000	820,115

Total Metals & Mining				22,265,041

TOTAL MATERIALS				23,922,143

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Trust 1, Senior Secured Notes	3.652%	3/23/28	610,000	600,158	(a)
Goodman U.S. Finance Three LLC, Senior Notes	3.700%	3/15/28	1,530,000	1,432,899	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000	753,675
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	680,000	644,362
WEA Finance LLC, Senior Notes	4.125%	9/20/28	250,000	248,034	(a)
WEA Finance LLC, Senior Notes	4.625%	9/20/48	1,200,000	1,179,942	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	990,000	1,004,796	(a)

Total Equity Real Estate Investment Trusts (REITs)				5,863,866

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	961,378

TOTAL REAL ESTATE				6,825,244

UTILITIES - 3.6%
Electric Utilities - 3.5%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000	748,665	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	990,000	993,589	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,309,871
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,750,000	1,653,873	(a)
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,359,492
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	397,324	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,062,265
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,530,161
Duke Energy Corp., Senior Notes	2.650%	9/1/26	240,000	217,376
Exelon Corp., Senior Notes	3.400%	4/15/26	1,800,000	1,725,214
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,340,000	1,305,894
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,550,000	2,005,151
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	100,000	102,119
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	1,000,000	916,001

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000		$925,107
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	330,000		303,194
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000		509,431	(a)

Total Electric Utilities					17,064,727

Multi-Utilities - 0.1%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000		638,473

TOTAL UTILITIES					17,703,200

TOTAL CORPORATE BONDS & NOTES (Cost - $416,993,283)					413,915,816

SOVEREIGN BONDS - 4.7%
Argentina - 1.9%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	43.077%	6/21/20	18,980,000	ARS	544,716	(b)
Argentine Bonos del Tesoro	18.200%	10/3/21	3,310,000	ARS	64,933
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	270,000		241,380
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,820,000		3,033,080
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,000,000		814,760
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	720,000		558,000
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,670,000		3,398,053	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	430,000		402,050	(a)

Total Argentina					9,056,972

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	820,000		883,550

Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	1,780,000		1,897,925	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	790,000		789,566	(a)

Total Ecuador					2,687,491

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.627%	6/16/49	1,190,000		1,195,950	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,200,000	$1,118,430

Israel - 0.3%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	1,400,000	1,347,130

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	8.250%	2/28/48	670,000	648,768	(a)

Kuwait - 0.5%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,330,000	2,287,827	(a)

Mexico - 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000	1,092,012

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	400,000	391,940	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	860,000	845,053	(a)

Total Nigeria				1,236,993

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,350,000	1,292,760	(a)

TOTAL SOVEREIGN BONDS (Cost - $25,230,043)				22,847,883

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.5%
U.S. Government Obligations - 3.5%
U.S. Treasury Notes	2.625%	7/31/20	550,000	548,238
U.S. Treasury Notes	2.750%	8/15/21	1,200,000	1,195,664
U.S. Treasury Notes	2.375%	1/31/23	5,000	4,886
U.S. Treasury Notes	2.625%	6/30/23	530,000	522,537
U.S. Treasury Notes	2.750%	8/31/23	2,660,000	2,636,985
U.S. Treasury Notes	2.875%	9/30/23	540,000	538,175
U.S. Treasury Notes	2.875%	7/31/25	960,000	951,937
U.S. Treasury Notes	2.750%	8/31/25	720,000	708,258
U.S. Treasury Notes	2.250%	11/15/27	5,000	4,681
U.S. Treasury Notes	2.875%	5/15/28	580,000	571,345
U.S. Treasury Notes	2.875%	8/15/28	6,025,000	5,933,095
U.S. Treasury Notes	3.125%	5/15/48	3,670,000	3,621,975

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $17,425,684)				17,237,776

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 1.0%
Alabama - 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	755,000	$741,614

California - 0.3%
State of California, GO, Build America Bonds	7.300%	10/1/39	600,000	839,640
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	550,000	555,445

Total California				1,395,085

Florida - 0.1%
Sumter Landing Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	450,000	446,189

Illinois - 0.1%
State of Illinois, GO, Taxable	5.650%	12/1/38	570,000	557,346

New York - 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	862,338

Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, Build America Bonds	7.499%	2/15/50	480,000	672,950

TOTAL MUNICIPAL BONDS (Cost - $4,361,227)				4,675,522

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 0.3%
Colony Mortgage Capital Ltd., 2014-FL1, D (1 mo. USD LIBOR + 3.700%)	5.833%	4/8/31	350,000	351,750	(a)(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.816%	1/25/36	1,147,883	1,115,399	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26, E	3.250%	2/15/48	200,000	138,105	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,498,322)				1,605,254

			SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Carlyle Group LP	5.875%		33,175	751,082

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.504%		15,675	362,484	(b)

TOTAL PREFERRED STOCKS (Cost - $1,221,093)				1,113,566

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Twitter Inc., Senior Notes (Cost - $428,413)	1.000%	9/15/21	450,000	$415,412

			SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Sanchez Energy Corp. (Cost - $459,394)			76,010	174,823	*

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Sanchez Energy Corp. (Cost - $404,550)	4.875%		15,500	107,570

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $468,022,009)				462,093,622

SHORT-TERM INVESTMENTS - 3.8%
Western Asset Government Cash Management Portfolio LLC (Cost - $18,505,063)	2.100%		18,505,063	18,505,063	(g)

TOTAL INVESTMENTS - 98.6% (Cost - $486,527,072)				480,598,685
Other Assets in Excess of Liabilities - 1.4%				6,941,932

TOTAL NET ASSETS - 100.0%				$487,540,617

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Restricted security (Note 3).

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $18,505,063 and the cost was $18,505,063 (Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
GO	— General Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PJSC	— Private Joint Stock Company

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	248	12/18	$52,451,095	$52,262,125	$(188,970)
U.S. Treasury 5-Year Notes	244	12/18	27,664,050	27,444,282	(219,768)

					(408,738)

Contracts to Sell:
U.S. Treasury 10-Year Notes	170	12/18	20,445,231	20,192,812	252,419
U.S. Treasury Long-Term Bonds	92	12/18	13,294,288	12,926,000	368,288
U.S. Treasury Ultra Long-Term Bonds	90	12/18	14,382,227	13,885,313	496,914

					1,117,621

Net unrealized appreciation on open futures contracts					$708,883

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	4,716	EUR	4,000	Citibank N.A.	10/18/18	$64
USD	7,073	EUR	6,000	Citibank N.A.	10/18/18	95

Total						$159

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At September 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (PPG Industries Inc., 3.600%, due 11/15/20)	$1,475,887	3/20/19	0.113%	1.000% quarterly	$(6,232)	$(3,653)	$(2,579)
Goldman Sachs Group Inc. (Weyerhauser Co., 7.165%, due 7/15/23)	2,606,000	12/20/23	0.479%	1.000% quarterly	(65,546)	(64,156)	(1,390)

Total	$4,081,887				$(71,778)	$(67,809)	$(3,969)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$52,485,062	$1,593,248	$54,078,310
Industrials	—	26,157,280	575,222	26,732,502
Other Corporate Bonds & Notes	—	333,105,004	—	333,105,004
Sovereign Bonds	—	22,847,883	—	22,847,883
U.S. Government & Agency Obligations	—	17,237,776	—	17,237,776
Municipal Bonds	—	4,675,522	—	4,675,522
Collateralized Mortgage Obligations	—	1,605,254	—	1,605,254
Preferred Stocks:
Financials	$751,082	362,484	—	1,113,566
Convertible Bonds & Notes	—	415,412	—	415,412
Common Stocks	174,823	—	—	174,823
Convertible Preferred Stocks	—	107,570	—	107,570

Total Long-Term Investments	925,905	458,999,247	2,168,470	462,093,622

Short-Term Investments†	—	18,505,063	—	18,505,063

Total Investments	$925,905	$477,504,310	$2,168,470	$480,598,685

Other Financial Instruments:
Futures Contracts	$1,117,621	—	—	$1,117,621
Forward Foreign Currency Contracts	—	$159	—	159

Total Other Financial Instruments	$1,117,621	$159	—	$1,117,780

Total	$2,043,526	$477,504,469	$2,168,470	$481,716,465

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$408,738	—	—	$408,738
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	$71,778	—	71,778

Total	$408,738	$71,778	—	$480,516

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$13,354,910	$151,403,651	151,403,651	$146,253,498	146,253,498	—	$62,549	—	$18,505,063

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 9/30/2018	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$1,521,000	06/17	$1,509,007	$1,593,248	$104.75	0.33%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 23, 2018